UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCEHDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-04982

Heartland Group, Inc.

(Exact name of registrant as specified in charter)

789 N. Water Street, Suite 500, Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Nicole J. Best

Heartland Group, Inc., 789 N. Water Street, Suite 500, Milwaukee, WI 53202

(Name and address of agent for service)

Ellen Drought; Godfrey & Kahn, S.C., 780 N. Water Street, Milwaukee, WI 53202

(With a copy to:)

Registrant’s telephone number, including area code: (414) 347-7777

Date of fiscal year end: December 31, 2017

Date of reporting period: March 31, 2017

Item 1.	Schedule of Investments.

SELECT VALUE FUND SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (97.5%)

Auto Components (1.1%)
BorgWarner, Inc.	65,000	$2,716,350

Capital Markets (4.5%)
Franklin Resources, Inc.	100,000	4,214,000
The Bank of New York Mellon Corp.	155,000	7,320,650
		11,534,650
Chemicals (1.6%)
Potash Corp. of Saskatchewan, Inc.	240,000	4,099,200

Commercial Banks (12.1%)
BB&T Corp.	155,000	6,928,500
Boston Private Financial Holdings, Inc.	140,000	2,296,000
The PNC Financial Services Group, Inc.	65,000	7,815,600
Wells Fargo & Co.	175,000	9,740,500
Zions Bancorporation	100,000	4,200,000
		30,980,600
Communications Equipment (4.1%)
ADTRAN, Inc.	175,000	3,631,250
Cisco Systems, Inc.	200,000	6,760,000
		10,391,250
Construction & Engineering (2.0%)
Fluor Corp.	100,000	5,262,000

Consumer Finance (3.2%)
American Express Co.	105,000	8,306,550

Diversified Telecommunication Services (2.0%)
AT&T, Inc.	125,000	5,193,750

Electric Utilities (6.2%)
Entergy Corp.	100,000	7,596,000
Exelon Corp.	230,000	8,275,400
		15,871,400
Electrical Equipment (2.6%)
Emerson Electric Co.	110,000	6,584,600

Electronic Equipment & Instruments (2.1%)
Corning, Inc.	200,000	5,400,000

Energy Equipment & Services (5.9%)
Baker Hughes, Inc.	120,000	7,178,400
Newpark Resources, Inc.(a)	560,000	4,536,000
Oil States International, Inc.(a)	100,000	3,315,000
		15,029,400
Equity Real Estate Investment Trusts (REITs) (2.7%)
Equity Commonwealth(a)	225,000	7,024,500

	SHARES	VALUE
Food & Staples Retailing (3.2%)
Wal-Mart Stores, Inc.	115,000	$8,289,200

Food Products (1.1%)
Bunge, Ltd.	35,000	2,774,100

Health Care Equipment & Supplies (1.2%)
Invacare Corp.	250,000	2,975,000

Health Care Providers & Services (8.8%)
Express Scripts Holding Co.(a)	90,000	5,931,900
Quest Diagnostics, Inc.	90,000	8,837,100
Triple-S Management Corp. (Class B)(a)	450,000	7,906,500
		22,675,500
Hotels, Restaurants & Leisure (1.0%)
Spirit Airlines, Inc.(a)	50,000	2,653,500

Household Durables (1.5%)
PulteGroup, Inc.	160,000	3,768,000

Insurance (2.2%)
Principal Financial Group, Inc.	90,000	5,679,900

Machinery (3.4%)
Kennametal, Inc.	125,000	4,903,750
Oshkosh Corp.	55,000	3,772,450
		8,676,200
Marine (2.2%)
Kirby Corp.(a)	80,000	5,644,000

Metals & Mining (0.8%)
Schnitzer Steel Industries, Inc. (Class A)	100,000	2,065,000

Multi-Utilities (1.4%)
MDU Resources Group, Inc.	130,000	3,558,100

Oil, Gas & Consumable Fuels (7.1%)
Exxon Mobil Corp.	130,000	10,661,300
Hess Corp.	155,000	7,472,550
		18,133,850
Paper & Forest Products (1.3%)
Boise Cascade Co.(a)	125,000	3,337,500

Pharmaceuticals (3.1%)
Pfizer, Inc.	150,000	5,131,500
Sanofi (ADR)	65,000	2,941,250
		8,072,750
Semiconductors & Semiconductor Equipment (1.8%)
Photronics, Inc.(a)	425,000	4,547,500

		SHARES	VALUE
Software (5.4%)
	CA, Inc.	250,000	$7,930,000
	Oracle Corp.	130,000	5,799,300
			13,729,300
Specialty Retail (1.9%)
	American Eagle Outfitters, Inc.	350,774	4,921,359

TOTAL COMMON STOCKS
	(Cost $199,926,171)		$249,895,009

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (2.7%)
Time Deposits (2.7%)
JPMorgan Chase (New York)(b)	0.41%	$6,900,949	$6,900,949

TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,900,949)		$6,900,949

TOTAL INVESTMENTS - (100.2%)
	(Cost $206,827,120)		$256,795,958
OTHER ASSETS AND LIABILITIES, NET - (-0.2%)			(510,300)
TOTAL NET ASSETS - (100.0%)			$256,285,658

1

MID CAP VALUE FUND SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (96.1%)
Aerospace & Defense (2.2%)
Arconic, Inc.	2,326	$61,267
Textron, Inc.	2,093	99,606
		160,873
Automobiles (3.1%)
Harley-Davidson, Inc.	3,731	225,726

Capital Markets (3.9%)
Franklin Resources, Inc.	6,698	282,254

Chemicals (2.0%)
Olin Corp.	4,467	146,830

Commercial Banks (7.7%)
Popular, Inc.	6,138	250,001
SunTrust Banks, Inc.	2,925	161,752
Zions Bancorporation	3,485	146,370
		558,123
Computers & Peripherals (1.3%)
Diebold Nixdorf, Inc.	3,022	92,775

Construction & Engineering (1.1%)
Fluor Corp.	1,481	77,930

Containers & Packaging (0.8%)
Bemis Co., Inc.	1,105	53,990

Electric Utilities (5.8%)
Exelon Corp.	7,207	259,308
FirstEnergy Corp.	5,209	165,750
		425,058
Electronic Equipment & Instruments (4.4%)
Avnet, Inc.	4,829	220,975
AVX Corp.	6,080	99,591
		320,566
Energy Equipment & Services (6.8%)
National Oilwell Varco, Inc.	5,797	232,402
Patterson-UTI Energy, Inc.	2,535	61,524
TechnipFMC PLC(a)	4,862	158,015
Unit Corp.(a)	1,875	45,300
		497,241
Equity Real Estate Investment Trusts (REITs) (5.7%)
Equity Commonwealth(a)	10,361	323,470
Ryman Hospitality Properties, Inc.	1,524	94,229
		417,699
Food Products (4.0%)
Bunge, Ltd.	2,649	209,960
Dean Foods Co.	4,263	83,810
		293,770
Health Care Providers & Services (7.1%)
AmerisourceBergen Corp.	3,016	266,916
Quest Diagnostics, Inc.	2,557	251,072
		517,988

		SHARES	VALUE
Hotels, Restaurants & Leisure (2.0%)
	Spirit Airlines, Inc.(a)	2,788	$147,959

Household Durables (1.3%)
	Garmin, Ltd.	1,824	93,225

Insurance (8.3%)
	Assurant, Inc.	1,539	147,236
	CNA Financial Corp.	5,546	244,967
	Principal Financial Group, Inc.	936	59,071
	Reinsurance Group of America, Inc.	1,189	150,979
			602,253
IT Services (2.9%)
	The Western Union Co.	10,203	207,631

Machinery (8.2%)
	Flowserve Corp.	1,374	66,529
	Lincoln Electric Holdings, Inc.	1,092	94,851
	Oshkosh Corp.	1,319	90,471
	PACCAR, Inc.	2,946	197,971
	Parker-Hannifin Corp.	912	146,212
			596,034
Multi-Utilities (1.6%)
	MDU Resources Group, Inc.	4,326	118,403

Oil, Gas & Consumable Fuels (4.8%)
	Cabot Oil & Gas Corp.	6,318	151,063
	Hess Corp.	4,138	199,493
			350,556
Professional Services (2.1%)
	The Dun & Bradstreet Corp.	1,435	154,894

Software (3.9%)
	CA, Inc.	8,948	283,831

Specialty Retail (5.1%)
	Murphy USA, Inc.(a)	1,898	139,351
	Signet Jewelers, Ltd.	831	57,564
	Staples, Inc.	20,234	177,452
			374,367
TOTAL COMMON STOCKS
	(Cost $6,184,999)		$6,999,976

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (3.0%)
Time Deposits (3.0%)
JPMorgan Chase (New York)(b)	0.41%	$223,430	$223,430

TOTAL SHORT-TERM INVESTMENTS
	(Cost $223,430)		$223,430

TOTAL INVESTMENTS - (99.1%)
	(Cost $6,408,429)		$7,223,406
OTHER ASSETS AND LIABILITIES, NET - (0.9%)			62,884
TOTAL NET ASSETS - (100.0%)			$7,286,290

2

VALUE PLUS FUND SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (99.1%)
Aerospace & Defense (0.9%)
AAR Corp.	125,000	$4,203,750

Chemicals (4.2%)
American Vanguard Corp.	600,000	9,960,000
Innophos Holdings, Inc.	175,000	9,444,750
		19,404,750
Commercial Banks (16.9%)
Associated Banc-Corp.	500,000	12,200,000
Boston Private Financial Holdings, Inc.	525,000	8,610,000
Capital Bank Financial Corp. (Class A)	325,000	14,105,000
CenterState Banks, Inc.	350,000	9,065,000
Hancock Holding Co.	175,000	7,971,250
Old National Bancorp	375,000	6,506,250
Umpqua Holdings Corp.	400,000	7,096,000
Zions Bancorporation	300,000	12,600,000
		78,153,500
Computers & Peripherals (0.5%)
Diebold Nixdorf, Inc.	75,000	2,302,500

Consumer Finance (2.4%)
FirstCash, Inc.	225,000	11,058,750

Containers & Packaging (2.4%)
Greif, Inc. (Class A)	200,000	11,018,000

Diversified Consumer Services (3.6%)
K12, Inc.(a)	375,000	7,181,250
Regis Corp.(a)	800,000	9,376,000
		16,557,250
Electrical Equipment (3.5%)
Encore Wire Corp.	250,000	11,500,000
Powell Industries, Inc.	142,400	4,904,256
		16,404,256
Electronic Equipment & Instruments (8.6%)
Benchmark Electronics, Inc.(a)	325,000	10,335,000
Knowles Corp.(a)	150,000	2,842,500
Park Electrochemical Corp.(c)	1,500,000	26,790,000
		39,967,500
Energy Equipment & Services (8.4%)
CARBO Ceramics, Inc.(a)	750,000	9,780,000
Gulf Island Fabrication, Inc.	725,000	8,373,750
Patterson-UTI Energy, Inc.	325,000	7,887,750
RPC, Inc.	350,000	6,408,500
Unit Corp.(a)	275,000	6,644,000
		39,094,000

	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) (5.4%)
American Homes 4 Rent (Class A)	50,000	$1,148,000
Equity Commonwealth(a)	150,000	4,683,000
Lamar Advertising Co. (Class A)	100,000	7,474,000
Potlatch Corp.	125,000	5,712,500
Ryman Hospitality Properties, Inc.	100,000	6,183,000
		25,200,500
Food Products (4.3%)
Dean Foods Co.	275,000	5,406,500
Farmer Brothers Co.(a)	125,000	4,418,750
Omega Protein Corp.	125,000	2,506,250
The Hain Celestial Group, Inc.(a)	200,000	7,440,000
		19,771,500
Health Care Equipment & Supplies (4.3%)
CONMED Corp.	35,065	1,557,237
Haemonetics Corp.(a)	225,000	9,128,250
Invacare Corp.	775,000	9,222,500
		19,907,987
Insurance (3.1%)
OneBeacon Insurance Group, Ltd. (Class A)	900,000	14,400,000

Leisure Equipment & Products (1.8%)
Callaway Golf Co.	750,000	8,302,500

Machinery (8.7%)
DMC Global, Inc.(c)	1,049,694	13,016,206
Kennametal, Inc.	200,000	7,846,000
Lindsay Corp.	100,000	8,812,000
TriMas Corp.(a)	500,000	10,375,000
		40,049,206
Metals & Mining (2.1%)
Schnitzer Steel Industries, Inc. (Class A)	475,000	9,808,750

Multi-Utilities (3.1%)
MDU Resources Group, Inc.	525,000	14,369,250

Professional Services (2.3%)
Heidrick & Struggles International, Inc.	400,000	10,540,000

Real Estate Management & Development (1.0%)
Forestar Group, Inc.(a)	325,000	4,436,250

Road & Rail (1.6%)
Werner Enterprises, Inc.	275,000	7,205,000

Semiconductors & Semiconductor Equipment (3.7%)
Entegris, Inc.(a)	375,000	8,775,000
Semtech Corp.(a)	250,000	8,450,000
		17,225,000

		SHARES	VALUE
Software (1.1%)
	Progress Software Corp.	175,000	$5,083,750

Textiles, Apparel & Luxury Goods (1.8%)
	Wolverine World Wide, Inc.	325,000	8,115,250

Thrifts & Mortgage Finance (1.6%)
	MGIC Investment Corp.(a)	750,000	7,597,500

Trading Companies & Distributors (1.8%)
	NOW, Inc.(a)	500,000	8,480,000

TOTAL COMMON STOCKS
	(Cost $402,692,979)		$458,656,699

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.4%)
Time Deposits (0.4%)
Citibank (Puerto Rico)(b)	0.41%	$1,994,644	$1,994,644

TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,994,644)		$1,994,644

TOTAL INVESTMENTS - (99.5%)
	(Cost $404,687,623)		$460,651,343
OTHER ASSETS AND LIABILITIES, NET - (0.5%)			2,284,478
TOTAL NET ASSETS - (100.0%)			$462,935,821

3

VALUE FUND SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (97.7%)
Aerospace & Defense (1.6%)
CPI Aerostructures, Inc.(a)(c)	770,000	$5,197,500
Triumph Group, Inc.	300,000	7,725,000
		12,922,500
Air Freight & Logistics (1.4%)
Atlas Air Worldwide Holdings, Inc.(a)	200,000	11,090,000

Auto Components (2.4%)
Linamar Corp. (CAD)(d)	200,000	9,097,267
Spartan Motors, Inc.	700,000	5,600,000
Stoneridge, Inc.(a)	250,000	4,535,000
		19,232,267
Biotechnology (0.2%)
ImmuCell Corp.(a)(e)	225,000	1,244,250

Capital Markets (0.5%)
Safeguard Scientifics, Inc.(a)	336,098	4,268,445

Commercial Banks (12.7%)
Capital City Bank Group, Inc.	522,020	11,166,008
Century Bancorp, Inc. (Class A)	28,364	1,725,240
First Internet Bancorp	225,000	6,637,500
Heritage Financial Corp.	400,000	9,900,000
MainSource Financial Group, Inc.	500,000	16,465,000
PacWest Bancorp	200,000	10,652,000
People's Utah Bancorp	150,000	3,967,500
The Bancorp, Inc.(a)	1,400,000	7,140,000
TriCo Bancshares	377,320	13,406,180
TriState Capital Holdings, Inc.(a)	850,000	19,847,500
		100,906,928
Commercial Services & Supplies (2.5%)
Hudson Technologies, Inc.(a)	1,950,000	12,870,000
Perma-Fix Environmental Services, Inc.(a)(c)(e)	1,000,000	3,150,000
West Corp.	150,000	3,663,000
		19,683,000
Communications Equipment (3.0%)
Acacia Research Corp.(a)(c)	4,125,729	23,722,942

Computers & Peripherals (0.3%)
USA Technologies, Inc.(a)	600,000	2,550,000

Construction & Engineering (1.0%)
Northwest Pipe Co.(a)(c)	500,000	7,855,000

	SHARES	VALUE
Diversified Consumer Services (1.2%)
Lincoln Educational Services Corp.(a)(c)	2,470,000	$6,940,700
Universal Technical Institute, Inc.(a)	763,525	2,634,161
		9,574,861
Diversified Financial Services (0.1%)
Collection House, Ltd. (AUD)(d)(f)	719,590	783,172

Electric Utilities (1.8%)
Spark Energy, Inc. (Class A)	200,000	6,390,000
Vistra Energy Corp.	500,000	8,150,000
		14,540,000
Electrical Equipment (1.4%)
FuelCell Energy, Inc.(a)	100,000	137,500
Hydrogenics Corp.(a)(c)	1,015,000	6,800,500
Pioneer Power Solutions, Inc.(a)	350,500	2,628,750
Polar Power, Inc.(a)	150,000	1,245,000
		10,811,750
Electronic Equipment & Instruments (3.7%)
Celestica, Inc.(a)	300,000	4,359,000
CUI Global, Inc.(a)(c)	1,600,000	7,584,000
IntriCon Corp.(a)(c)	600,000	5,460,000
Radisys Corp.(a)(c)	2,400,000	9,600,000
SuperCom, Ltd.(a)(c)	850,000	2,431,000
		29,434,000
Energy Equipment & Services (1.7%)
Aspen Aerogels, Inc.(a)	920,000	3,818,000
Willbros Group, Inc.(a)(c)	3,500,000	9,590,000
		13,408,000
Equity Real Estate Investment Trusts (REITs) (5.0%)
American Homes 4 Rent (Class A)	250,000	5,740,000
CareTrust REIT, Inc.	1,400,000	23,548,000
Jernigan Capital, Inc.(c)	465,000	10,713,600
		40,001,600
Food Products (2.2%)
Hanover Foods Corp. (Class A)(e)(f)	49,250	4,703,375
Landec Corp.(a)	750,000	9,000,000
SunOpta, Inc.(a)	550,000	3,822,500
		17,525,875
Health Care Equipment & Supplies (3.6%)
Accuray, Inc.(a)	3,000,000	14,250,000
Invacare Corp.	500,000	5,950,000
NxStage Medical, Inc.(a)	100,000	2,683,000
Trinity Biotech PLC (ADR)(a)	1,000,000	5,960,000
		28,843,000
Health Care Providers & Services (1.9%)
Digirad Corp.	882,471	4,677,096
Sharps Compliance Corp.(a)	600,000	2,856,000
The Ensign Group, Inc.	400,000	7,520,000
		15,053,096
Hotels, Restaurants & Leisure (0.4%)
Bravo Brio Restaurant Group, Inc.(a)	650,000	3,315,000

	SHARES	VALUE
Household Durables (5.7%)
AV Homes, Inc.(a)	750,000	$12,337,500
LGI Homes, Inc.(a)	625,000	21,193,750
MDC Holdings, Inc.	400,000	12,020,000
		45,551,250
Household Products (0.5%)
Oil-Dri Corp. of America	100,000	3,727,000

Independent Power Producers & Energy Traders (1.8%)
AES Corp.	1,250,000	13,975,000

Insurance (1.9%)
Donegal Group, Inc. (Class A)	400,000	7,048,000
Federated National Holding Co.	200,000	3,486,000
State Auto Financial Corp.	151,333	4,154,091
		14,688,091
Internet Software & Services (1.6%)
RetailMeNot, Inc.(a)	1,150,000	9,315,000
TechTarget, Inc.(a)	400,000	3,612,000
		12,927,000
IT Services (3.5%)
EVERTEC, Inc.	450,000	7,155,000
NCI, Inc. (Class A)(a)(c)	535,844	8,064,452
StarTek, Inc.(a)(c)	1,442,400	12,534,456
		27,753,908
Life Sciences Tools & Services (0.7%)
Harvard Bioscience, Inc.(a)(c)	2,100,000	5,460,000

Machinery (0.2%)
H2O Innovation, Inc. (CAD)(a)(d)	850,405	1,023,159
Jason Industries, Inc.(a)	409,890	606,637
		1,629,796
Media (0.6%)
A H Belo Corp. (Class A)	100,000	615,000
Gannett Co., Inc.	400,000	3,352,000
Global Eagle Entertainment, Inc.(a)	300,000	957,000
		4,924,000
Metals & Mining (4.8%)
Centerra Gold, Inc. (CAD)(d)	3,000,000	17,257,585
IAMGOLD Corp. (CAD)(a)(d)	2,750,000	11,001,241
Teranga Gold Corp. (CAD)(a)(d)	15,000,000	9,587,548
		37,846,374
Oil, Gas & Consumable Fuels (2.9%)
Cardinal Energy, Ltd. (CAD)(d)	1,250,000	6,861,676
Ring Energy, Inc.(a)	300,000	3,246,000
SRC Energy, Inc.(a)	1,500,000	12,660,000
		22,767,676

4

	SHARES	VALUE
Paper & Forest Products (0.7%)
Western Forest Products, Inc. (CAD)(d)	3,500,000	$5,711,170

Pharmaceuticals (3.2%)
Avadel Pharmaceuticals PLC (ADR)(a)	700,000	6,776,000
Juniper Pharmaceuticals, Inc.(a)	400,000	1,900,000
Lannett Company, Inc.(a)	500,000	11,175,000
TherapeuticsMD, Inc.(a)	750,000	5,400,000
		25,251,000
Professional Services (4.5%)
Barrett Business Services, Inc.(c)	450,000	24,579,000
Hudson Global, Inc.(c)(e)	3,150,000	3,969,000
Marathon Patent Group, Inc.(a)(c)	1,825,200	1,861,704
RCM Technologies, Inc.(a)(c)(e)	1,100,000	5,236,000
		35,645,704
Real Estate Management & Development (4.0%)
Kennedy Wilson Europe Real Estate PLC (GBP)(d)	1,100,000	13,017,018
Kennedy-Wilson Holdings, Inc.	850,000	18,870,000
		31,887,018
Road & Rail (0.3%)
Marten Transport, Ltd.	100,000	2,345,000

Semiconductors & Semiconductor Equipment (2.9%)
Mellanox Technologies, Ltd.(a)	275,000	14,011,250
Pixelworks, Inc.(a)(c)	2,000,000	9,320,000
		23,331,250
Software (1.7%)
TiVo Corp.	700,000	13,125,000

Specialty Retail (2.5%)
Christopher & Banks Corp.(a)	750,000	1,110,000
Destination Maternity Corp.(a)	653,976	2,785,938
GameStop Corp. (Class A)	400,000	9,020,000
Indigo Books & Music, Inc. (CAD)(a)(d)	400,000	4,752,415
Sonic Automotive, Inc. (Class A)	116,700	2,339,835
		20,008,188
Thrifts & Mortgage Finance (3.6%)
MGIC Investment Corp.(a)	1,300,000	13,169,000
Radian Group, Inc.	850,000	15,266,000
		28,435,000
		SHARES	VALUE
Trading Companies & Distributors (1.5%)
Titan Machinery, Inc.(a)		300,000	$4,602,000
Transcat, Inc.(a)(c)(e)		600,000	7,620,000
			12,222,000
TOTAL COMMON STOCKS
(Cost $676,992,085)			$775,977,111

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (1.4%)
Time Deposits (1.4%)
Citibank (Puerto Rico)(b)	0.41%	$11,423,872	$11,423,872

TOTAL SHORT-TERM INVESTMENTS
(Cost $11,423,872)			$11,423,872

TOTAL INVESTMENTS - (99.1%)
(Cost $688,415,957)			$787,400,983
OTHER ASSETS AND LIABILITIES, NET - (0.9%)			6,814,341
TOTAL NET ASSETS - (100.0%)			$794,215,324

5

INTERNATIONAL VALUE FUND SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (90.5%)
Australia (3.8%)
Incitec Pivot, Ltd. (AUD)(d)(f)	370,000	$1,062,251

Austria (2.9%)
Schoeller-Bleckmann Oilfield Equipment AG (EUR)(d)(f)	500	34,876
Semperit Holding AG (EUR)(d)	28,000	777,826
		812,702
Brazil (1.7%)
Light SA (BRL)(d)	75,000	472,433

Canada (9.3%)
Canam Group, Inc. (CAD)(d)	35,000	173,967
Cardinal Energy, Ltd. (CAD)(d)	65,000	356,807
Mandalay Resources Corp. (CAD)(d)	1,500,000	665,489
OceanaGold Corp. (CAD)(d)	170,000	503,666
Reitmans Canada, Ltd. (Class A) (CAD)(d)	25,000	102,079
Total Energy Services, Inc. (CAD)(d)	50,000	500,056
Whitecap Resources, Inc. (CAD)(d)	35,000	272,399
		2,574,463
Colombia (1.5%)
Grupo Nutresa SA (COP)(d)	50,000	424,003

France (4.2%)
EuropaCorp (EUR)(a)(d)	175,000	701,955
Technicolor SA (EUR)(d)(f)	100,000	459,578
		1,161,533
Germany (3.5%)
Deutz AG (EUR)(d)(f)	81,000	558,355
KSB AG (EUR)(d)	1,000	410,985
		969,340
Great Britain (13.8%)
Arrow Global Group PLC (GBP)(d)	105,000	471,952
Chemring Group PLC (GBP)(a)(d)	362,000	870,816
Foxtons Group PLC (GBP)(d)	430,000	518,545
Laird PLC (GBP)(d)	200,000	383,388
Novae Group PLC (GBP)(d)	90,000	713,214
Stock Spirits Group PLC (GBP)(d)	375,000	878,597
		3,836,512

	SHARES	VALUE
Hong Kong (10.2%)
China ZhengTong Auto Services Holdings, Ltd. (HKD)(d)(f)	500,000	300,765
Clear Media, Ltd. (HKD)(d)	608,000	704,111
Far East Consortium International, Ltd. (HKD)(d)(f)	1,650,000	764,608
Keck Seng Investments (HKD)(d)(f)	1,275,000	$1,044,694
		2,814,178
Ireland (1.8%)
Trinity Biotech PLC (ADR)(a)	85,000	506,600

Italy (1.7%)
Danieli & C Officine Meccaniche SpA (EUR)(d)	20,000	468,326

Japan (19.5%)
Anritsu Corp. (JPY)(d)(f)	100,000	758,335
Fuji Pharma Co., Ltd. (JPY)(d)(f)	15,000	425,856
Hitachi Zosen Corp. (JPY)(d)(f)	49,000	279,728
Kurita Water Industries, Ltd. (JPY)(d)(f)	22,000	534,217
Medikit Co., Ltd. (JPY)(d)(f)	11,500	480,891
Nabtesco Corp. (JPY)(d)(f)	15,000	399,153
Nippon Seiki Co., Ltd. (JPY)(d)(f)	26,000	560,214
OKUMA Corp. (JPY)(d)(f)	30,000	315,076
Takamatsu Construction Group Co., Ltd. (JPY)(d)(f)	22,000	515,291
The Bank of Kyoto, Ltd. (JPY)(d)(f)	107,000	781,002
Wacom Co., Ltd. (JPY)(d)(f)	100,000	361,629
		5,411,392
Netherlands (2.3%)
Boskalis Westminster (EUR)(d)(f)	18,000	620,147

New Zealand (0.7%)
Scott Technology, Ltd. (NZD)(d)(f)	100,000	192,428

Slovenia (2.0%)
Krka dd Novo mesto (EUR)(d)	10,000	556,337

South Korea (3.9%)
Mirae Asset Daewoo Co., Ltd. (KRW)(d)(f)	35,659	288,404
Sung Kwang Bend Co., Ltd. (KRW)(d)(f)	85,000	799,057
		1,087,461

		SHARES	VALUE
Taiwan (7.7%)
	Chicony Electronics Co., Ltd. (TWD)(d)(f)	275,000	701,389
	Green Seal Holding, Ltd. (TWD)(d)(f)	160,000	872,577
	Teco Electric and Machinery Co., Ltd. (TWD)(d)(f)	550,000	559,203
			2,133,169
TOTAL COMMON STOCKS
	(Cost $22,562,349)		$25,103,275

PREFERRED STOCK (2.6%)
Brazil (1.9%)
	Banco ABC Brasil SA (BRL)(d)	45,000	268,367
	Cia de Saneamento do Parana (BRL)(d)	70,000	$245,959
			514,326
Germany (0.7%)
	KSB AG (EUR)(d)(f)	500	206,239

TOTAL PREFERRED STOCK
	(Cost $430,026)		$720,565

RIGHTS (0.5%)
Great Britain (0.5%)
	Laird PLC, 04/28/17, , (GBP)(d)	160,000	$139,323

TOTAL RIGHTS
	(Cost $0)		$139,323

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (6.4%)
Time Deposits (6.4%)
Citibank (Puerto Rico)(b)	0.41%	$1,785,370	$1,785,370

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,785,370)			$1,785,370

TOTAL INVESTMENTS - (100.0%)
(Cost $24,777,745)			$27,748,533
OTHER ASSETS AND LIABILITIES, NET - (0.0%)(g)			(5,086)
TOTAL NET ASSETS - (100.0%)			$27,743,447

6

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(b)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of March 31, 2017.
(c)	Affiliated company. See Note 8 in Notes to Schedules of Investments.
(d)	Traded in a foreign country.
(e)	Illiquid security, pursuant to guidelines established by the Board of Directors. See Note 2 in Notes to Schedules of Investments.
(f)	Classified as Level 2. Valued using methods determined by the Board of Directors or using systematic fair valuation model provided by an independent pricing service. See Note 3 in Notes to Schedules of Investments.
(g)	Less than 0.05% of total net assets.
Common Abbreviations:
ADR	American Depositary Receipt.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
REIT	Real Estate Investment Trust.
SA	Sociedad Anonima is the Spanish equivalent of a publicly held corporation.
SpA	Societa per Azione.

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	United Kingdom Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
NZD	New Zealand Dollar
TWD	Taiwan Dollar

Percentages are stated as a percent of net assets.
Sector and industry classifications determined by Heartland Advisors may reference data from sources such as Factset Research Systems, Inc. or the Global Industry Classification Codes (GICS) developed by Standard & Poor's and Morgan Stanley Capital International. Sector allocations are a percent of equity investments and subject to change.

See Notes to Schedules of Investments.

7

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

March 31, 2017

(1)	ORGANIZATION

Heartland Group, Inc. (the "Corporation") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The capital shares of the Select Value Fund, Mid Cap Value Fund, Value Plus Fund, Value Fund, and International Value Fund (each a "Fund" and collectively, the "Funds", with 150,000,000 shares authorized and a par value of $.001 per share), each of which is a diversified fund, are issued by the Corporation. The Select Value Fund, Mid Cap Value Fund, Value Plus Fund, and Value Fund offer Investor Class and Institutional Class shares. The International Value Fund offers Investor Class shares. The International Value Fund was a previously operational fund which was a series of Trust for Professional Managers (the "Predecessor Fund"), a Delaware statutory trust. On April 29, 2013, the Board of Directors of the Corporation (the "Board") approved the reorganization into the International Value Fund, a newly formed series of the Corporation. The International Value Fund's fiscal year end changed from May 31 to December 31. The inception date of the Predecessor Fund is October 1, 2010. The inception date of the Mid Cap Value Fund is October 31, 2014. Heartland Advisors, Inc. (the "Advisor") serves as investment advisor to the Corporation.

Under the Corporation's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with its vendors and others that provide for general indemnifications. The Corporation's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments. Each Fund is considered an investment company for financial reporting purposes under Generally Accepted Accounting Principles ("GAAP"). The Funds have applied the guidance of FASB Accounting Standards Codification 946 ("ASC 946").

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, sales price on the composite market. Lacking any trades, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange ("NYSE") or using methods determined by the Board. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Funds' securities traded on those foreign exchanges. These are generally categorized as Level 2 in the FASB ASC Topic 820 hierarchy. Debt securities having maturities of 60 days or less and short-term investments may be valued at acquisition cost, which approximates fair value, plus or minus any amortization or accretion, if applicable. Securities and other assets for which quotations are not readily available, deemed unreliable or have facts and circumstances that indicate otherwise, are valued at their fair value using methods determined by the Board. The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined, but prior to the time at which a Fund's net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security's fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments.

(b)	The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies ("RICs") and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.

(c)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Certain dividends from foreign securities will be recorded as soon as the Corporation is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and regulations.

(d)	The Funds may invest a portion of their assets in Real Estate Investment Trusts ("REITs") and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), or its failure to maintain exemption from registration under the 1940 Act. A Fund's investments in REITs may result in such Fund's receipt of cash in excess of the REITs' earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs may not be eligible for treatment as qualified dividend income. As the final character of the distributions may not be known until reported by the REITs on their 1099s, the Funds may utilize an estimate for the current year character of distributions.

(e)	At March 31, 2017, the Value Fund had 3.26% of net assets that were illiquid as defined pursuant to guidelines established by the Board.

(f)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "Act") or pursuant to the resale limitations provided by Rule 144 or Regulation S under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered to be illiquid. As of March 31, 2017, the Funds did not hold any restricted securities.

(g)	The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement date on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the respective Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse political, social, regulatory, and economic developments. Foreign security prices can be affected by exchange rate and foreign currency fluctuations, less publicly available information, and different accounting, auditing, legal, and financial standards. Foreign investments may also be less liquid than investments in U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign securities usually are generally denominated and traded in foreign currencies, while the Funds value assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Funds' non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

(h)	The accompanying Schedules of Investments were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(3)	FAIR VALUE MEASUREMENTS

The Funds follow GAAP, under which various inputs are used in determining the value of the Funds' investments.

The basis of the hierarchy is dependent upon the various "inputs" used to determine the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

·	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date.

·	Level 2 - Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets, or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes international securities that use a systematic fair valuation model, and portfolio securities and other financial instruments lacking any sales referenced in Note 2.

·	Level 3 - Significant unobservable prices or inputs (includes the Board's and Pricing Committee's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' investments as of March 31, 2017:

SELECT VALUE FUND
Investments in Securities	Level 1 - Quoted and	Level 2 - Other Significant	Level 3 - Significant
at Value	Unadjusted Prices(1)	Observable Inputs(1)(2)	Unobservable Inputs(3)	Total
Common Stocks	$249,895,009	$–	$–	$249,895,009
Short-Term Investments	6,900,949	–	–	6,900,949
Total	$256,795,958	$–	$–	$256,795,958

MID CAP VALUE FUND
Investments in Securities	Level 1 - Quoted and	Level 2 - Other Significant	Level 3 - Significant
at Value	Unadjusted Prices(1)	Observable Inputs(1)(2)	Unobservable Inputs(3)	Total
Common Stocks	$6,999,976	$–	$–	$6,999,976
Short-Term Investments	223,430	–	–	223,430
Total	$7,223,406	$–	$–	$7,223,406

VALUE PLUS FUND
Investments in Securities	Level 1 - Quoted and	Level 2 - Other Significant	Level 3 - Significant
at Value	Unadjusted Prices(1)	Observable Inputs(1)(2)	Unobservable Inputs(3)	Total
Common Stocks	$458,656,699	$–	$–	$458,656,699
Short-Term Investments	1,994,644	–	–	1,994,644
Total	$460,651,343	$–	$–	$460,651,343

VALUE FUND
Investments in Securities	Level 1 - Quoted and	Level 2 - Other Significant	Level 3 - Significant
at Value	Unadjusted Prices(1)	Observable Inputs(1)(2)	Unobservable Inputs(3)	Total
Common Stocks	$770,490,564	$5,486,547	$–	$775,977,111
Short-Term Investments	11,423,872	–	–	11,423,872
Total	$781,914,436	$5,486,547	$–	$787,400,983

INTERNATIONAL VALUE FUND
Investments in Securities	Level 1 - Quoted and	Level 2 - Other Significant	Level 3 - Significant
at Value	Unadjusted Prices(1)	Observable Inputs(1)(2)	Unobservable Inputs(3)	Total
Common Stocks
Australia	$–	$1,062,251	$–	$1,062,251
Austria	777,826	34,876	–	812,702
Brazil	472,433	–	–	472,433
Canada	2,574,463	–	–	2,574,463
Colombia	424,003	–	–	424,003
France	701,955	459,578	–	1,161,533
Germany	410,985	558,355	–	969,340
Great Britain	3,836,512	–	–	3,836,512
Hong Kong	704,111	2,110,067	–	2,814,178
Ireland	506,600	–	–	506,600
Italy	468,326	–	–	468,326
Japan	–	5,411,392	–	5,411,392
Netherlands	–	620,147	–	620,147
New Zealand	–	192,428	–	192,428
Slovenia	556,337	–	–	556,337
South Korea	–	1,087,461	–	1,087,461
Taiwan	–	2,133,169	–	2,133,169
Preferred Stock
Brazil	514,326	–	–	514,326
Germany	–	206,239	–	206,239
Rights	139,323	–	–	139,323
Short-Term Investments	1,785,370	–	–	1,785,370
Total	$13,872,570	$13,875,963	$–	$27,748,533

(1)	The Funds measure transfers between levels as of the beginning and end of the financial reporting period. Transfers between Level 1 and Level 2 as of March 31, 2017 resulted from securities priced using a systematic fair valuation model or quoted prices which were not active at either the beginning or end of the period.

(2)	For detailed industry descriptions and common stocks identified as Level 2 within the hierarchy, see the accompanying Schedules of Investments.

(3)	The Funds measure Level 3 activity as of the beginning and end of the financial period. For the three month period ended March 31, 2017, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Security amounts in the Value Fund and International Value Fund that were transferred into and out of Levels 1 and 2 at March 31, 2017 were as follows:

VALUE FUND	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$13,017,018	$4,703,375	$4,703,375	$13,017,018
Total	$13,017,018	$4,703,375	$4,703,375	$13,017,018

INTERNATIONAL VALUE FUND	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$701,955	$1,044,694	$1,044,694	$701,955
Preferred Stocks	514,326	–	–	514,326
Total	$1,216,281	$1,044,694	$1,044,694	$1,216,281

(4)	DERIVATIVE INSTRUMENTS

GAAP requires enhanced disclosure about the Funds' derivative and hedging activities, including how such activities are accounted for and their effects on the Funds' financial position, performance, and cash flows. The Funds may invest in a broad array of financial instruments and securities, the value of which is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options, futures, and options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return, or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

Options and futures can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates, and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund's total return. Each Fund could experience losses if the prices of its options or futures positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Funds' use of options and futures and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

WARRANTS

Each Fund may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. As of March 31, 2017, the Funds did not hold any warrants.

FUTURES CONTRACTS

Each Fund may enter into futures contracts for hedging purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the broker in an amount equal to a certain percentage of the contract amount. A Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin," and are recorded by a Fund as unrealized gains or losses. When the futures contract is closed, a Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The average notional amount of short futures contracts held by the International Value Fund during the three month period ended March 31, 2017 was $618,628. As of March 31, 2017, the Funds had no open futures positions.

A Fund's potential losses from the use of futures extend beyond its initial investment in such contracts. The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The predominant risk is that the movement of a futures contract's price may result in a loss, which could render a Fund's hedging strategy unsuccessful. There is minimal counterparty credit risk since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

OPTIONS CONTRACTS

The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. The Value Fund had the following transactions in written covered call/put options during the three month period ended March 31, 2017:

	VALUE FUND
	NUMBER OF CONTRACTS	PREMIUMS
Balance at December 31, 2016	2,000	$155,246
Options Written	2,000	248,874
Options Expired	(2,000)	(248,874)
Options Closed	(2,000)	(155,246)
Options Exercised	–	–
Balance at March 31, 2017	–	$–

(5)	SECURITIES LENDING

The Funds have entered into an agreement with Brown Brothers Harriman & Co. (the "Lending Agent"), dated November 30, 2011, as amended, ("Securities Lending Agreement"), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash collateral in an amount equal to not less than 102% of the value of loaned securities. The borrower pays fees at the Funds' direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them. As of March 31, 2017, there were no securities on loan.

(6)	INVESTMENT TRANSACTIONS

During the three month period ended March 31, 2017, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period, there were no purchases or sales of long-term U.S. Government obligations.

FUND	COST OF PURCHASES	PROCEEDS FROM SALES
Select Value Fund	$20,418,616	$33,723,158
Mid Cap Value Fund	1,511,865	1,102,961
Value Plus Fund	74,328,798	144,622,511
Value Fund	92,471,813	105,628,810
International Value Fund	5,261,849	4,183,318

(7) FEDERAL INCOME TAX INFORMATION

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, as of March 31, 2017, are displayed in the table below.

FUND	TAX COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET APPRECIATION/ (DEPRECIATION) OF FOREIGN CURRENCY AND DERIVATIVES	NET TAX UNREALIZED APPRECIATION/ (DEPRECIATION) ON INVESTMENTS
SELECT VALUE FUND	$206,840,940	$52,930,083	$(2,975,065)	$-	49,955,018
MID CAP VALUE FUND	6,444,636	911,086	(132,316)	-	778,770
VALUE PLUS FUND	409,269,486	86,881,772	(35,499,915)	-	51,381,857
VALUE FUND	688,550,238	175,876,374	(77,025,629)	3,090	98,853,835
INTERNATIONAL VALUE FUND	25,657,499	3,916,516	(1,825,482)	(33)	2,091,001

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to tax deferral of losses in wash sales and the mark-to-market of passive foreign investment companies.

(8)	TRANSACTIONS WITH AFFILIATES

The following investments are in companies deemed "affiliated" (as defined in Section 2(a)(3) of the Investment Company Act of 1940) with the Value Plus and Value Funds; that is, the respective Fund held 5% or more of their outstanding voting securities during the three month period ended March 31, 2017. The Select Value, Mid Cap Value, and International Value Funds had no transactions with affiliates during the same period.

VALUE PLUS FUND
	SHARE BALANCE AT			SHARE BALANCE AT		REALIZED GAINS
SECURITY NAME	JANUARY 1, 2017	PURCHASES	SALES	MARCH 31, 2017	DIVIDENDS	(LOSSES)
DMC Global, Inc.	1,050,000	–	(306)	1,049,694	$21,000	$(1,364)
Park Electrochemical Corp.	1,685,000	–	(185,000)	1,500,000	168,500	(1,910,235)
					$189,500	$(1,911,599)

VALUE FUND
SECURITY NAME	SHARE BALANCE AT JANUARY 1, 2017	PURCHASES	SALES	SHARE BALANCE AT MARCH 31, 2017	DIVIDENDS	REALIZED GAINS (LOSSES)
Acacia Research Corp.	4,125,729	–	–	4,125,729	$–	$–
Barrett Business Services, Inc.	500,000	–	(50,000)	450,000	112,500	1,949,859
CPI Aerostructures, Inc.	613,100	156,900	–	770,000	–	–
CUI Global, Inc.	1,600,000	–	–	1,600,000	–	–
Harvard Bioscience, Inc.	2,000,000	100,000	–	2,100,000	–	–
Hudson Global, Inc.	3,150,000	–	–	3,150,000	–	–
Hydrogenics Corp.	1,015,000	–	–	1,015,000	–	–
IntriCon Corp.	550,000	50,000	–	600,000	–	–
Jernigan Capital, Inc.	465,000	–	–	465,000	162,750	–
Lincoln Educational Services Corp.	2,470,000	–	–	2,470,000	–	–
Marathon Patent Group, Inc.	915,194	910,006	–	1,825,200	–	–
NCI, Inc. (Class A)	573,297	–	(37,453)	535,844	–	188,179
Northwest Pipe Co.	500,000	–	–	500,000	–	–
Perma-Fix Environmental Services, Inc.	1,000,000	–	–	1,000,000	–	–
Pixelworks, Inc.	2,250,000	–	(250,000)	2,000,000	–	260,513
Radisys Corp.	2,209,013	190,987	–	2,400,000	–	–
RCM Technologies, Inc.	1,100,000	–	–	1,100,000	–	–
StarTek, Inc.	1,442,400	–	–	1,442,400	–	–
SuperCom, Ltd.	817,599	32,401	–	850,000	–	–
Transcat, Inc.	600,000	–	–	600,000	–	–
Willbros Group, Inc.	3,479,948	20,052	–	3,500,000	–	–
					$275,250	$2,398,551

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HEARTLAND GROUP, INC.

By:	/s/ William R. Nasgovitz
William R. Nasgovitz
President and Chief Executive Officer

Date:	May 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William R. Nasgovitz
William R. Nasgovitz
President and Chief Executive Officer

Date:	May 1, 2017

By:	/s/ Nicole J. Best
Nicole J. Best
Treasurer & Principal Accounting Officer

Date:	May 1, 2017